UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

Investment Portfolio

Columbia Concentrated Large Cap Value Strategy Fund

January 31, 2013 (unaudited)

Issuer	Shares	Value ($)

Common Stocks 100.0%
Consumer Discretionary 8.8%
Multiline Retail 2.8%
Nordstrom, Inc.	1,700	93,891

Specialty Retail 6.0%
Gap, Inc. (The)	2,476	80,916
Lowe’s Cos., Inc.	3,100	118,389
Total Specialty Retail		199,305
Total Consumer Discretionary		293,196

Consumer Staples 12.1%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	800	81,872

Food Products 3.4%
Tyson Foods, Inc. Class A	5,200	115,024

Tobacco 6.2%
Altria Group, Inc.	3,160	106,429
Philip Morris International, Inc.	1,150	101,384
Total Tobacco		207,813
Total Consumer Staples		404,709

Energy 18.3%
Oil, Gas & Consumable Fuels 18.3%
Anadarko Petroleum Corp.	1,500	120,030
Chevron Corp.	414	47,672
ConocoPhillips	1,150	66,700
Marathon Oil Corp.	2,600	87,386
Marathon Petroleum Corp.	800	59,368
Valero Energy Corp.	3,100	135,563
Williams Cos., Inc. (The)	2,700	94,635
Total Oil, Gas & Consumable Fuels		611,354
Total Energy		611,354

Financials 27.6%
Capital Markets 3.9%
Morgan Stanley	5,647	129,034

Commercial Banks 7.5%
U.S. Bancorp	3,400	112,540
Wells Fargo & Co.	4,000	139,320
Total Commercial Banks		251,860

Diversified Financial Services 9.1%
Bank of America Corp.	8,000	90,560
Citigroup, Inc.	2,400	101,184
JPMorgan Chase & Co.	2,350	110,567
Total Diversified Financial Services		302,311

Insurance 7.1%
MetLife, Inc.	1,959	73,149
Prudential Financial, Inc.	1,360	78,717
Unum Group	3,600	83,916
Total Insurance		235,782
Total Financials		918,987

Health Care 8.7%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	1,450	98,368

Health Care Providers & Services 2.5%
Humana, Inc.	1,100	81,796

Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	3,000	108,420
Total Health Care		288,584

Industrials 13.1%
Aerospace & Defense 7.6%
General Dynamics Corp.	1,100	72,930
Honeywell International, Inc.	1,350	92,124
United Technologies Corp.	1,000	87,570
Total Aerospace & Defense		252,624

Road & Rail 5.5%
CSX Corp.	3,000	66,090
Union Pacific Corp.	900	118,314
Total Road & Rail		184,404
Total Industrials		437,028

Information Technology 2.2%
Communications Equipment 2.2%
Juniper Networks, Inc.*	3,300	73,854
Total Information Technology		73,854

Materials 7.1%
Chemicals 4.8%
E.I. du Pont de Nemours & Co.	1,500	71,175
Praxair, Inc.	800	88,296
Total Chemicals		159,471

Metals & Mining 2.3%
Freeport-McMoRan Copper & Gold, Inc.	2,200	77,550
Total Materials		237,021

Utilities 2.1%
Independent Power Producers & Energy Traders 2.1%
AES Corp. (The)	6,600	71,544
Total Utilities		71,544

Total Common Stocks (Cost $3,020,197)		3,336,277

Short Term Investment 0.3%
Money Market Fund 0.3%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $8,746)	8,746	8,746
Total Investments 100.3% (Cost $3,028,943)		3,345,023
Liabilities in Excess of Other Assets (0.3)%		(8,460)
Net Assets 100.0%		3,336,563

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

Valuation	Columbia Concentrated Large Cap Value Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,336,277	$—	$—	$3,336,277
Money Market Fund	8,746	—	—	8,746
Total	$3,345,023	$—	$—	$3,345,023

*         Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio

Columbia Growth Equity Strategy Fund

January 31, 2013 (unaudited)

Issuer	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 17.6%
Automobiles 0.4%
Ford Motor Co.	525	6,799

Distributors 1.0%
LKQ Corp.*	740	16,569

Hotels, Restaurants & Leisure 5.0%
Las Vegas Sands Corp.	557	30,774
McDonald’s Corp.	120	11,435
Starbucks Corp.	341	19,137
Starwood Hotels & Resorts Worldwide, Inc.	104	6,386
Yum! Brands, Inc.	220	14,287
Total Hotels, Restaurants & Leisure		82,019

Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	132	35,046
Expedia, Inc.	150	9,787
Total Internet & Catalog Retail		44,833

Media 4.0%
Comcast Corp. Class A	440	16,755
Discovery Communications, Inc. Class A*	200	13,876
DISH Network Corp. Class A	426	15,877
News Corp. Class A	640	17,754
Total Media		64,262

Multiline Retail 0.6%
Target Corp.	166	10,028

Specialty Retail 3.8%
Gap, Inc. (The)	400	13,072
Home Depot, Inc. (The)	191	12,782
Lowe’s Cos., Inc.	690	26,351
Urban Outfitters, Inc.*	215	9,200
Total Specialty Retail		61,405
Total Consumer Discretionary		285,915

Consumer Staples 8.6%
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	232	23,743
CVS Caremark Corp.	400	20,480
Total Food & Staples Retailing		44,223

Food Products 1.6%
Hershey Co. (The)	240	19,068
Kraft Foods Group, Inc.	156	7,210
Total Food Products		26,278

Household Products 1.5%
Procter & Gamble Co. (The)	320	24,051

Personal Products 0.9%
Estee Lauder Cos., Inc. (The) Class A	230	14,014

Tobacco 1.9%
Philip Morris International, Inc.	345	30,415
Total Consumer Staples		138,981

Energy 6.9%
Energy Equipment & Services 3.5%
Ensco PLC Class A	253	16,083
Halliburton Co.	817	33,235
Schlumberger Ltd.	92	7,181
Total Energy Equipment & Services		56,499

Oil, Gas & Consumable Fuels 3.4%
Anadarko Petroleum Corp.	230	18,405
EQT Corp.	98	5,822
Exxon Mobil Corp.	108	9,717
Pioneer Natural Resources Co.	180	21,157
Total Oil, Gas & Consumable Fuels		55,101
Total Energy		111,600

Financials 4.7%
Capital Markets 1.8%
BlackRock, Inc.	93	21,974
Charles Schwab Corp. (The)	409	6,761
Total Capital Markets		28,735

Commercial Banks 1.3%
Fifth Third Bancorp	677	11,028
Wells Fargo & Co.	300	10,449
Total Commercial Banks		21,477

Diversified Financial Services 1.0%
Citigroup, Inc.	370	15,599

Real Estate Investment Trusts 0.6%
Kilroy Realty Corp.	196	9,781
Total Financials		75,592

Health Care 15.4%
Biotechnology 5.0%
Amgen, Inc.	119	10,170
Celgene Corp.*	167	16,526
Gilead Sciences, Inc.*	840	33,138
Onyx Pharmaceuticals, Inc.*	151	11,705
Vertex Pharmaceuticals, Inc.*	202	9,046
Total Biotechnology		80,585

Health Care Equipment & Supplies 4.8%
Abbott Laboratories	663	22,462
Edwards Lifesciences Corp.*	110	9,892
Hologic, Inc.*	650	15,496
Medtronic, Inc.	225	10,485
Zimmer Holdings, Inc.	263	19,620
Total Health Care Equipment & Supplies		77,955

Issuer	Shares	Value ($)

Common Stocks (continued)
Health Care Providers & Services 0.3%
Express Scripts Holding Co.*	99	5,289

Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	290	20,921

Pharmaceuticals-4.0%
AbbVie, Inc.	203	7,448
Actavis, Inc.*	209	18,056
Allergan, Inc.	237	24,887
Johnson & Johnson	200	14,784
Total Pharmaceuticals		65,175
Total Health Care		249,925

Industrials 11.5%
Aerospace & Defense 2.9%
Honeywell International, Inc.	438	29,889
Precision Castparts Corp.	90	16,506
Total Aerospace & Defense		46,395

Air Freight & Logistics 0.6%
FedEx Corp.	102	10,348

Commercial Services & Supplies 1.8%
ADT Corp. (The)	208	9,880
Tyco International Ltd.	636	19,226
Total Commercial Services & Supplies		29,106

Electrical Equipment 2.9%
Eaton Corp. PLC	469	26,710
Rockwell Automation, Inc.	234	20,871
Total Electrical Equipment		47,581

Machinery 1.9%
Caterpillar, Inc.	77	7,576
Pall Corp.	348	23,768
Total Machinery		31,344

Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	239	16,078
Kansas City Southern	67	6,238
Total Road & Rail		22,316
Total Industrials		187,090

Information Technology 30.2%
Communications Equipment 4.5%
Cisco Systems, Inc.	306	6,294
F5 Networks, Inc.*	186	19,508
QUALCOMM, Inc.	706	46,617
Total Communications Equipment		72,419

Computers & Peripherals 7.2%
Apple, Inc.	149	67,841
EMC Corp.*	1,329	32,707
NCR Corp.*	623	17,301
Total Computers & Peripherals		117,849

Internet Software & Services 8.3%
Akamai Technologies, Inc.*	274	11,155
eBay, Inc.*	523	29,251
Facebook, Inc. Class A*	689	21,338
Google, Inc. Class A*	79	59,700
Linkedin Corp. Class A*	110	13,617
Total Internet Software & Services		135,061

IT Services 3.2%
Accenture PLC Class A	215	15,456
Alliance Data Systems Corp.*	61	9,614
International Business Machines Corp.	69	14,012
Teradata Corp.*	190	12,665
Total IT Services		51,747

Semiconductors & Semiconductor Equipment 1.8%
KLA-Tencor Corp.	360	19,768
Xilinx, Inc.	250	9,122
Total Semiconductors & Semiconductor Equipment		28,890

Software 5.2%
Citrix Systems, Inc.*	199	14,559
Microsoft Corp.	375	10,301
Oracle Corp.	1,120	39,771
Salesforce.com, Inc.*	120	20,656
Total Software		85,287
Total Information Technology		491,253

Materials 2.6%
Chemicals 2.6%
LyondellBasell Industries NV Class A	327	20,738
Monsanto Co.	220	22,297
Total Chemicals		43,035
Total Materials		43,035

Total Common Stocks (Cost $1,333,032)		1,583,391

Short Term Investment 2.5%
Money Market Fund 2.5%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $41,630)	41,630	41,630
Total Investments 100.0% (Cost $1,374,662)		1,625,021
Liabilities in Excess of Other Assets (0.0)%(a)		(786)
Net Assets 100.0%		1,624,235

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2013.
(a)	Less than 0.05%.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

Valuation	Columbia Growth Equity Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,583,391	$—	$—	$1,583,391
Money Market Fund	41,630	—	—	41,630
Total	$1,625,021	$—	$—	$1,625,021

*      Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio

Columbia Large-Cap Growth Equity Strategy Fund

January 31, 2013 (unaudited)

Issuer	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 21.0%
Hotels, Restaurants & Leisure 7.3%
Las Vegas Sands Corp.	4,541	250,890
McDonald’s Corp.	594	56,602
Starwood Hotels & Resorts Worldwide, Inc.	512	31,442
Yum! Brands, Inc.	3,887	252,422
Total Hotels, Restaurants & Leisure		591,356

Internet & Catalog Retail 6.3%
Amazon.com, Inc.*	1,000	265,500
Priceline.com, Inc.*	362	248,140
Total Internet & Catalog Retail		513,640

Specialty Retail 0.8%
Home Depot, Inc. (The)	943	63,106

Textiles, Apparel & Luxury Goods 6.6%
Lululemon Athletica, Inc.*	2,994	206,586
Michael Kors Holdings Ltd.*	5,866	329,259
Total Textiles, Apparel & Luxury Goods		535,845
Total Consumer Discretionary		1,703,947

Consumer Staples 3.7%
Food & Staples Retailing 0.6%
Costco Wholesale Corp.	508	51,989

Personal Products 2.5%
Estee Lauder Cos., Inc. (The) Class A	3,312	201,800

Tobacco 0.6%
Philip Morris International, Inc.	567	49,987
Total Consumer Staples		303,776

Energy 7.6%
Energy Equipment & Services 4.1%
FMC Technologies, Inc.*	6,277	297,216
Schlumberger Ltd.	454	35,435
Total Energy Equipment & Services		332,651

Oil, Gas & Consumable Fuels 3.5%
EOG Resources, Inc.	1,655	206,842
EQT Corp.	481	28,576
Exxon Mobil Corp.	534	48,044
Total Oil, Gas & Consumable Fuels		283,462
Total Energy		616,113

Financials 3.3%
Capital Markets 2.7%
Charles Schwab Corp. (The)	2,014	33,291
Franklin Resources, Inc.	1,360	186,157
Total Capital Markets		219,448

Real Estate Investment Trusts 0.6%
Kilroy Realty Corp.	967	48,253
Total Financials		267,701

Health Care 22.7%
Biotechnology 12.7%
Alexion Pharmaceuticals, Inc.*	2,449	230,182
Amgen, Inc.	587	50,165
Biogen Idec, Inc.*	1,422	221,946
Celgene Corp.*	3,090	305,786
Gilead Sciences, Inc.*	5,766	227,469
Total Biotechnology		1,035,548

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	1,001	33,914
Edwards Lifesciences Corp.*	2,375	213,583
Medtronic, Inc.	1,108	51,633
Total Health Care Equipment & Supplies		299,130

Health Care Providers & Services 0.3%
Express Scripts Holding Co.*	488	26,069

Pharmaceuticals 6.0%
AbbVie, Inc.	1,001	36,727
Allergan, Inc.	2,041	214,325
Novo Nordisk A/S(a)	1,267	233,571
Total Pharmaceuticals		484,623
Total Health Care		1,845,370

Industrials 6.4%
Aerospace & Defense 2.5%
Precision Castparts Corp.	1,109	203,391

Air Freight & Logistics 0.6%
FedEx Corp.	503	51,029

Electrical Equipment 0.3%
Eaton Corp. PLC	478	27,222

Machinery 1.1%
Caterpillar, Inc.	380	37,388
Pall Corp.	710	48,493
Total Machinery		85,881

Trading Companies & Distributors 1.9%
Fastenal Co.	3,010	149,537
Total Industrials		517,060

Information Technology 32.8%
Communications Equipment 4.2%
Cisco Systems, Inc.	1,510	31,061
QUALCOMM, Inc.	4,650	307,040
Total Communications Equipment		338,101

Computers & Peripherals 4.0%
Apple, Inc.	185	84,232
EMC Corp.*	9,681	238,249
Total Computers & Peripherals		322,481

Issuer	Shares	Value ($)

Common Stocks (continued)
Internet Software & Services 14.0%
Baidu, Inc.(a)*	2,353	254,830
Facebook, Inc. Class A*	8,680	268,820
Google, Inc. Class A*	396	299,253
Linkedin Corp. Class A*	2,510	310,713
Total Internet Software & Services		1,133,616

IT Services 6.4%
Cognizant Technology Solutions Corp. Class A*	2,842	222,187
International Business Machines Corp.	340	69,044
Visa, Inc. Class A	1,480	233,707
Total IT Services		524,938

Semiconductors & Semiconductor Equipment 0.5%
Xilinx, Inc.	1,234	45,029

Software 3.7%
Microsoft Corp.	1,849	50,792
Salesforce.com, Inc.*	1,465	252,170
Total Software		302,962
Total Information Technology		2,667,127

Materials 2.2%
Chemicals 2.2%
Monsanto Co.	1,750	177,362
Total Materials		177,362

Total Common Stocks (Cost $6,571,528)		8,098,456

Short Term Investment 0.2%
Money Market Fund 0.2%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $16,865)	16,865	16,865
Total Investments 99.9% (Cost $6,588,393)		8,115,321
Other Assets in Excess of Liabilities 0.1%		7,888
Net Assets 100.0%		8,123,209

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

Valuation	Columbia Large-Cap Growth Equity Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,098,456	$—	$—	$8,098,456
Money Market Fund	16,865	—	—	16,865
Total	$8,115,321	$—	$—	$8,115,321

*                      Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio

Columbia Intermediate Municipal Bond Strategy Fund

January 31, 2013 (unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 98.1%
Alaska 4.3%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	120,527
North Slope Borough of Alaska
Series A
5.000%, 06/30/15	100,000	110,464
5.000%, 06/30/17	100,000	117,433
Total Alaska		348,424

Arizona 3.1%
City of Scottsdale
5.000%, 07/01/24	210,000	257,027

California 12.2%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	200,000	238,026
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	113,027
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	236,910
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	176,706
State of California
5.000%, 02/01/27	200,000	237,592
Total California		1,002,261

Colorado 2.8%
Colorado Department of Transportation
Series B
Revenue Bonds
5.500%, 06/15/15	100,000	111,791
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	113,853
Total Colorado		225,644

Connecticut 2.2%
City of New Haven
5.000%, 11/01/18	150,000	176,481

Florida 9.3%
Citizens Property Insurance Corp.
Revenue Bonds
5.500%, 06/01/17	150,000	174,942
City of Jacksonville Florida
Series C
Revenue Bonds
5.000%, 10/01/27	180,000	215,095
Orange County School Board
Series B
5.000%, 08/01/26	100,000	118,185
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	118,660
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
Revenue Bonds
5.000%, 08/15/14	125,000	133,683
Total Florida		760,565

Guam 1.4%
Guam Power Authority Revenue
Revenue Bonds
5.000%, 10/01/24	100,000	116,051

Hawaii 1.4%
State of Hawaii
5.000%, 11/01/16	100,000	116,060

Illinois 4.3%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	240,238
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	110,926
Total Illinois		351,164

Indiana 1.4%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	112,778

Issuer	Principal Amount ($)	Value ($)
Iowa 1.3%
Iowa Student Loan Liquidity Corp.
Series A-1
Revenue Bonds
3.875%, 12/01/16	100,000	107,824

Maryland 5.0%
County of Howard
5.000%, 02/15/21	150,000	175,616
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	233,112
Total Maryland		408,728

Massachusetts 1.4%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	116,492

Michigan 2.8%
Michigan Municipal Bond Authority Clean Water Revolving Fund
Revenue Bonds
5.000%, 10/01/24	200,000	232,964

Missouri 2.2%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue
Series A
Revenue Bonds
5.000%, 01/01/16	165,000	183,068

Nevada 2.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	163,296

New Jersey 7.3%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	195,058
New Jersey Transportation Trust Fund Authority
Transportation Program
Series AA
Revenue Bonds
4.000%, 06/15/27	150,000	163,080
New Jersey Transportation Trust Fund Authority Transportation System
Series A
Revenue Bonds
5.500%, 12/15/15	100,000	113,330
New Jersey Transportation Trust Fund Authority Transportation System Series B
Revenue Bonds
5.500%, 12/15/19	100,000	124,004
Total New Jersey		595,472

New Mexico 1.4%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	117,372

New York 8.3%
Metropolitan Transportation Authority Revenue
Series E
Revenue Bonds
5.000%, 11/15/28	100,000	118,436
Metropolitan Transportation Authority Revenue Transportation System
Series B
Revenue Bonds
5.000%, 11/15/20	175,000	213,929
New York City General Obligation
Series C
5.000%, 08/01/15	100,000	111,068
New York State Thruway Authority Personal Income Tax
Revenue Transportation System
Series A Revenue Bonds
5.000%, 03/15/18	100,000	119,680
New York State Thruway Authority Series H
Revenue Bonds
5.000%, 01/01/22	100,000	116,065
Total New York		679,178

North Carolina 2.1%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds
5.000%, 07/01/16	150,000	170,320

Ohio 2.7%
American Municipal Power, Inc. Revenue Praire State Energy Campus PJ
Series A
Revenue Bonds
5.000%, 02/15/31	200,000	224,136

Issuer	Principal Amount ($)	Value ($)
Oklahoma 1.4%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	118,224

Oregon 1.7%
City of Salem
5.000%, 06/01/16	125,000	142,846

Texas 7.9%
Dallas/Fort Worth International Airport
Series B
Revenue Bonds
5.000%, 11/01/28	100,000	114,329
Harris Country, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	117,932
Leander Independent School District
5.250%, 08/15/17	100,000	119,752
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	116,854
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	175,644
Total Texas		644,511

Washington 6.8%
Energy Northwest Washington Electric Revenue Columbia Generating
Series A
Revenue Bonds
5.000%, 07/01/22	185,000	210,772
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	92,348
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	115,507
Port of Seattle Washington Revenue Authority
Revenue Bonds
5.500%, 09/01/20	115,000	141,605
Total Washington		560,232

Wisconsin 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	113,825
Total Municipal Bonds (Cost $7,566,397)		8,044,943

	Shares
Short Term Investment 1.0%
Money Market Fund 1.0%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.00%† (Cost $83,878)	83,878	83,878
Total Investments 99.1% (Cost $7,650,275)		8,128,821
Other Assets in Excess of Liabilities 0.9%		71,371
Net Assets 100.0%		8,200,192

†                 Represents average annualized seven-day yield as of January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

Valuation	Columbia Intermediate Municipal Bond Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$8,044,943	$—	$8,044,943
Money Market Fund	83,878	—	—	83,878
Total	$83,878	$8,044,943	$—	$8,128,821

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

*  Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio

Columbia Core Bond Strategy Fund

January 31, 2013 (unaudited)

Issuer	Principal Amount ($)	Value ($)
U.S. Government & Agency Obligations 41.0%
Federal National Mortgage Association 20.0%
2.375%, 07/28/15	100,000	104,972
3.000%, 02/15/28(a)	50,000	52,492
3.500%, 01/25/24	51,509	53,513
3.500%, 02/15/28(a)	75,000	79,301
3.500%, 02/15/43(a)	75,000	79,090
4.000%, 03/01/26	40,067	42,797
4.000%, 02/15/28(a)	25,000	26,684
4.000%, 06/25/37	6,567	6,694
4.000%, 03/01/41	79,761	84,862
4.000%, 02/15/43(a)	50,000	53,141
4.500%, 02/01/22	18,265	19,915
4.500%, 02/15/28(a)	25,000	26,855
4.500%, 08/01/39	126,586	136,983
4.500%, 03/01/41	73,981	80,243
5.000%, 03/01/24	3,894	4,204
5.000%, 02/15/28(a)	25,000	26,980
5.000%, 10/01/39	49,113	53,025
5.500%, 04/01/38	39,424	42,781
6.000%, 09/01/39	39,308	43,011
6.500%, 09/01/38	33,648	37,278
Total Federal National Mortgage Association		1,054,821

Government National Mortgage Association 10.6%
1.852%, 07/16/32	4,743	4,756
1.883%, 04/16/32	29,257	29,620
2.169%, 11/16/37	21,179	21,755
2.210%, 11/16/34	33,033	33,583
2.210%, 12/16/35	47,636	48,696
3.500%, 02/15/43(a)	25,000	26,871
4.000%, 02/15/43(a)	75,000	81,574
4.500%, 06/16/34	25,176	25,721
4.500%, 02/15/43(a)	175,000	190,887
4.549%, 06/16/28	22,207	22,584
5.000%, 02/15/40	26,853	29,456
5.500%, 02/15/43(a)	25,000	27,332
6.000%, 12/15/37	10,915	12,277
Total Government National Mortgage Association		555,112

Federal Home Loan Mortgage Corp. 10.4%
2.500%, 05/27/16	200,000	212,839
3.500%, 03/15/24	15,785	16,247
3.500%, 09/15/24	9,892	10,236
3.750%, 03/27/19	100,000	114,382
5.000%, 02/01/40	103,353	111,249
5.500%, 05/01/35	44,588	48,474
6.000%, 10/01/38	24,459	26,689
6.500%, 08/01/38	6,469	7,351
Total Federal Home Loan Mortgage Corp.		547,467
Total U.S. Government & Agency Obligations (Cost $2,099,332)		2,157,400

Corporate Bonds 37.8%
Aerospace & Defense 0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	21,636
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,578
Total Aerospace & Defense		37,214

Banking 6.8%
American Express Credit Corp.
1.160%, 06/24/14(b)	25,000	25,237
Bank of America Corp.
1.855%, 07/11/14(b)	10,000	10,144
Bank of America NA
0.588%, 06/15/16(b)	10,000	9,637
BNP Paribas SA
1.205%, 01/10/14(b)	15,000	15,072
Citigroup, Inc.
1.755%, 01/13/14(b)	25,000	25,257
4.500%, 01/14/22	10,000	10,951
6.125%, 11/21/17	40,000	47,221
Fifth Third Bancorp
0.729%, 12/20/16(b)	10,000	9,740
Goldman Sachs Group, Inc.(The)
1.312%, 02/07/14(b)	20,000	20,088
5.250%, 07/27/21	10,000	11,294
6.000%, 06/15/20	30,000	35,393
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,562
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	27,442
6.400%, 05/15/38	10,000	13,043
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	40,000	46,855
Morgan Stanley
4.750%, 04/01/14	15,000	15,544
4.750%, 03/22/17	10,000	10,922
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,098
Total Banking		355,500

Chemicals 0.8%
Dow Chemical Co.
8.550%, 05/15/19	30,000	40,458

Construction Machinery 0.9%
Caterpillar Financial Services Corp.
5.450%, 04/15/18	30,000	35,501
John Deere Capital Corp.
0.875%, 04/17/15	10,000	10,051
Total Construction Machinery		45,552

Diversified Manufacturing 0.7%
Eaton Corp.
0.638%, 06/16/14(b)	10,000	9,987

Issuer	Principal Amount ($)	Value ($)
United Technologies Corp.
3.100%, 06/01/22	25,000	25,850
Total Diversified Manufacturing		35,837

Electric 3.2%
Appalachian Power Co.
0.685%, 08/16/13(b)	15,000	15,020
DTE Energy Co.
1.011%, 06/03/13(b)	25,000	25,035
Entergy Corp.
3.625%, 09/15/15	10,000	10,409
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,656
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,310
FirstEnergy Solutions Corp.
6.050%, 08/15/21	10,000	11,442
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,778
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,268
Southern California Edison Co.
0.758%, 09/15/14(b)	20,000	20,116
Southern Power Co.
4.875%, 07/15/15	30,000	32,907
Total Electric		170,941

Environmental 0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,961

Food and Beverage 1.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	35,964
Campbell Soup Co.
3.800%, 08/02/42	2,000	1,877
ConAgra Foods, Inc.
1.900%, 01/25/18	25,000	25,104
Total Food and Beverage		62,945

Foreign Agencies 0.5%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,863
Petroleos Mexicanos
5.500%, 06/27/44	10,000	10,275
Total Foreign Agencies		27,138

Gas Pipelines 1.8%
El Paso Corp.
6.500%, 09/15/20	20,000	22,368
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/01/21	10,000	11,096
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	11,536
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,520
5.800%, 02/01/42	15,000	16,559
Transcanada Pipelines Ltd.
3.800%, 10/01/20	10,000	11,073
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	9,977
Total Gas Pipelines		93,129

Health Care 1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	31,455
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,927
McKesson Corp.
3.250%, 03/01/16	30,000	32,043
Total Health Care		80,425

Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22	10,000	9,678
WellPoint, Inc.
3.300%, 01/15/23	10,000	10,011
Total Healthcare Insurance		19,689

Independent Energy 0.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	23,698
EnCana Corp.
3.900%, 11/15/21	10,000	10,559
Nexen, Inc.
5.875%, 03/10/35	10,000	11,953
Total Independent Energy		46,210

Integrated Energy 0.4%
BP Capital Markets PLC
0.910%, 03/11/14(b)	10,000	10,059
Shell International Finance BV
3.100%, 06/28/15	10,000	10,587
Total Integrated Energy		20,646

Life Insurance 1.8%
Hartford Financial Services Group, Inc.
5.375%, 03/15/17	25,000	28,122
MetLife, Inc.
6.400%, 12/15/36	40,000	43,304
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,560
6.625%, 06/21/40	5,000	6,209
Total Life Insurance		94,195

Media Cable 0.6%
Comcast Corp.
5.150%, 03/01/20	20,000	23,282
DirecTV Holdings LLC
2.400%, 03/15/17	8,000	8,163
Total Media Cable		31,445

Issuer	Principal Amount ($)	Value ($)
Media Non-Cable 0.3%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	14,501

Metals 0.5%
Alcoa, Inc.
6.750%, 07/15/18	5,000	5,716
Arcelormittal
6.000%, 03/01/21	5,000	5,256
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,115
Total Metals		26,087

Non-Captive Consumer 0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,672

Non-Captive Diversified 1.2%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,279
2.300%, 04/27/17	10,000	10,301
4.375%, 09/16/20	40,000	44,191
Total Non-Captive Diversified		64,771

Oil Field Services 0.1%
Weatherford International Ltd.
6.000%, 03/15/18	5,000	5,705

Other Financial Institutions 0.4%
NYSE Euronext
2.000%, 10/05/17	20,000	20,420

Packaging 0.3%
Ball Corp.
7.125%, 09/01/16	15,000	16,012

Pharmaceuticals 1.1%
Johnson & Johnson
0.400%, 05/15/14(b)	25,000	25,051
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	31,512
Total Pharmaceuticals		56,563

Property & Casualty 1.6%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	35,032
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,232
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	21,720
Willis North America, Inc.
7.000%, 09/29/19	15,000	17,419
Total Property & Casualty		84,403

Railroads 1.6%
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	35,145
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	12,152
CSX Corp.
7.375%, 02/01/19	30,000	38,065
Total Railroads		85,362

REITs 0.4%
Boston Properties LP
4.125%, 05/15/21	5,000	5,366
Duke Realty LP
6.750%, 03/15/20	5,000	6,073
Simon Property Group LP
2.150%, 09/15/17	10,000	10,311
Total REITs		21,750

Restaurants 0.2%
McDonald’s Corp.
2.625%, 01/15/22	10,000	10,152

Retailers 0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	32,761

Supermarkets 0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	3,046

Supranational 1.0%
European Investment Bank
5.125%, 05/30/17	25,000	29,387
International Finance Corp.
3.000%, 04/22/14	25,000	25,816
Total Supranational		55,203

Technology 3.2%
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	34,460
Hewlett-Packard Co.
0.711%, 05/30/14(b)	15,000	14,843
Intel Corp.
3.300%, 10/01/21	25,000	26,023
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	35,025
Oracle Corp.
6.500%, 04/15/38	30,000	40,753
Xerox Corp.
1.130%, 05/16/14(b)	15,000	14,971
Total Technology		166,075

Transportation Services 0.2%
Erac USA Finance LLC
5.625%, 03/15/42	10,000	11,044

Wireless 0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	22,179

Wirelines 1.6%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,078
5.800%, 02/15/19	30,000	36,174
Telecom Italia Capital SA
6.175%, 06/18/14	10,000	10,596

Issuer	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
6.350%, 04/01/19	20,000	24,803
Total Wirelines		81,651
Total Corporate Bonds (Cost $1,856,553)		1,984,642

U.S. Treasury Obligations 11.9%
U.S. Treasury Bond 7.8%
2.750%, 08/15/42	15,000	13,814
4.375%, 02/15/38	70,000	87,227
4.375%, 05/15/41	75,000	93,621
5.000%, 05/15/37	40,000	54,287
5.250%, 11/15/28	90,000	120,572
5.375%, 02/15/31	30,000	41,391
Total U.S. Treasury Bond		410,912

U.S. Treasury Note 4.1%
0.125%, 12/31/13	95,000	94,959
1.000%, 11/30/19	50,000	48,891
7.500%, 11/15/24	45,000	70,024
Total U.S. Treasury Note		213,874
Total U.S. Treasury Obligations (Cost $597,855)		624,786

Asset Backed Securities - Non-Agency 4.1%
Ally Auto Receivables Trust
1.380%, 07/15/14	2,812	2,816
BMW Vehicle Owner Trust
0.760%, 08/25/15	25,000	25,075
Honda Auto Receivables Owner Trust
1.980%, 05/23/16	20,514	20,577
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,556
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,251
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	8,434	8,447
Small Business Administration Participation Certificates
3.920%, 10/01/29	38,304	41,527
Smart Trust/Australia
0.840%, 09/14/16	13,000	13,001
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	12,000	12,047
0.980%, 10/15/14	14,616	14,648
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,573
Total Asset Backed Securities - Non-Agency (Cost $209,465)		214,518

Municipal Bonds 2.0%
California 0.5%
State of California
7.550%, 04/01/39	20,000	28,883

Illinois-1.0%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	38,778
State of Illinois
5.877%, 03/01/19	10,000	11,384
Total Illinois		50,162

Ohio-0.5%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	22,544
Jobsohio Beverage System
Series B
Revenue Bonds
3.235%, 01/01/23	5,000	5,066
Total Ohio		27,610
Total Municipal Bonds (Cost $91,783)		106,655

Mortgage Backed Securities 1.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	25,000	28,404
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	25,000	28,469
Morgan Stanley Capital I
5.150%, 06/13/41	19,490	19,686
Wachovia Bank Commercial Mortgage Trust
5.298%, 12/15/44(b)	18,000	19,911
Total Mortgage Backed Securities (Cost $95,086)		96,470

Foreign Government Obligations 0.4%
Brazilian Government International Bond 0.2%
7.875%, 03/07/15	10,000	11,370

Mexico Government International Bond 0.2%
3.625%, 03/15/22	8,000	8,580
Total Foreign Government Obligations (Cost $20,028)		19,950

	Shares
Short Term Investment-13.8%
Money Market Funds 13.8%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $725,325)	725,325	725,325
Total Investments 112.8% (Cost $5,695,427)		5,929,746
Liabilities in Excess of Other Assets (12.8)%		(672,459)
Net Assets 100.0%		5,257,287

(a)   Represents a security purchased on a when-issued or delayed delivery basis.

(b)   Variable rate security. The interest rate shown reflects the rate as of January 31, 2013.

†      Represents average annualized seven-day yield as of January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

Valuation	Columbia Core Bond Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$2,157,400	$—	$2,157,400
Corporate Bonds*	—	1,984,642	—	1,984,642
U.S. Treasury Obligations	624,786	—	—	624,786
Asset-Backed Securities- Non-Agency	—	214,518	—	214,518
Municipal Bonds**	—	106,655	—	106,655
Mortgage Backed Securities	—	96,470	—	96,470
Foreign Government Obligations	—	19,950	—	19,950
Money Market Fund	725,325	—	—	725,325
Total	$1,350,111	$4,579,635	$—	$5,929,746

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

*Please refer to the investment portfolio above to view securities segregated by industry type.

**Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The cost basis of investments for Federal income tax purposes at January 31, 2013 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Columbia Concentrated Large Cap Value Strategy Fund	$3,031,200	$462,535	$(148,712)	$313,823
Columbia Growth Equity Strategy Fund	1,383,149	247,100	(5,228)	241,872
Columbia Large-Cap Growth Equity Strategy Fund	6,626,121	1,537,600	(48,400)	1,489,200
Columbia Intermediate Municipal Bond Strategy Fund	7,650,275	485,166	(6,620)	478,546
Columbia Core Bond Strategy Fund	5,699,984	238,436	(8,674)	229,762

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at   the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013